Unaudited Interim Condensed Consolidated Statement of Financial Position	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non-current assets
Plant and equipment	RM 27,835,749	$ 6,607,579	RM 14,253,818
Right-of-use assets	111,328	26,427	170,026
Total non-current assets	27,947,077	6,634,006	14,423,844
Current assets
Trade receivables, net	12,589,414	2,988,443	8,409,351
Other receivables	21,985,702	5,218,910	2,867,160
Cash and short term deposits	3,439,271	816,406	1,654,146
Total current assets	38,014,387	9,023,759	12,930,657
Total assets	65,961,464	15,657,765	27,354,501
Current liabilities
Trade payables	816,366	193,787
Amount due to director	3,467	823
Other payables	447,021	106,112	1,172,737
Provisions	415,456	98,620	441,353
Tax payable	3,897,642	925,212	3,918,926
Lease liabilities	36,072	8,563	52,768
Bank overdraft	335,419	79,621	104,587
Bank borrowings	765,468	181,705	736,481
Total current liabilities	6,716,911	1,594,443	6,426,852
Non-current liabilities
Lease liabilities	65,949	15,655	109,809
Bank borrowings	2,135,947	507,026	2,526,234
Deferred tax liabilities	908,887	215,749	907,405
Total non-current labilities	3,110,783	738,430	3,543,448
Total liabilities	9,827,694	2,332,873	9,970,300
Equity
Share capital, 12,550,000 common shares issued and outstanding with no par value, unlimited authorized share	32,044,480	7,606,637	1,145,780
Reserves	3,280,388	778,690	3,280,388
Retained earnings	20,132,453	4,778,991	12,365,963
Shareholders’ equity	55,457,321	13,164,318	16,792,131
Non-controlling interest	676,449	160,574	592,070
Total equity	56,133,770	13,324,892	17,384,201
Total liabilities and equity	RM 65,961,464	$ 15,657,765	RM 27,354,501